SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss) Attributable to Parent	$ (54,954)	$ (19,816)	$ (40,203)	$ (54,954)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(3,028,861)		(300)
Retained Earnings (Accumulated Deficit)	$ (95,157)		$ (40,203)	$ (95,157)
Value Added Tax Rate	17.00%
Income Tax Examination, Likelihood of Unfavorable Settlement	50 percent